Credit Risk - Disclosure of IFRS 9 Credit Quality (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Exposure	£ 300,969	£ 312,830
Allowance account for credit losses of financial assets		1,007
ECL	994
Provision	405	380
Total ECL	£ 994	£ 1,007
Coverage ratio	0.30%	0.30%
Retail mortgage offers in pipeline	£ 3,300	£ 2,800
Mortgages
Disclosure of credit risk exposure [line items]
Allowance account for credit losses of financial assets		253
ECL	244
Credit cards
Disclosure of credit risk exposure [line items]
Allowance account for credit losses of financial assets		130
ECL	140
Other
Disclosure of credit risk exposure [line items]
Allowance account for credit losses of financial assets		164
ECL	160
Consumer Finance
Disclosure of credit risk exposure [line items]
Allowance account for credit losses of financial assets		67
ECL	70	67
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Allowance account for credit losses of financial assets		393
ECL	380
Corporate Centre
Disclosure of credit risk exposure [line items]
Allowance account for credit losses of financial assets		0
ECL	0
Stage 1
Disclosure of credit risk exposure [line items]
Exposure	274,010	290,813
Total ECL	£ 170	£ 171
Coverage ratio	0.10%	0.10%
Stage 2
Disclosure of credit risk exposure [line items]
Exposure	£ 23,879	£ 19,282
Allowance account for credit losses of financial assets		516
ECL	462
Total ECL	£ 462	£ 516
Coverage ratio	1.90%	2.70%
Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	£ 18,160	£ 13,576
Allowance account for credit losses of financial assets		£ 131
ECL	£ 110
Coverage ratio	0.60%	1.00%
Stage 2 | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 345	£ 329
Allowance account for credit losses of financial assets		£ 85
ECL	£ 87
Coverage ratio	25.20%	25.80%
Stage 2 | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 645	£ 646
Allowance account for credit losses of financial assets		£ 79
ECL	£ 77
Coverage ratio	11.90%	12.20%
Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 330	£ 350
Allowance account for credit losses of financial assets		£ 27
ECL	£ 30
Coverage ratio	9.00%	7.70%
Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 3,418	£ 3,476
Allowance account for credit losses of financial assets		£ 155
ECL	£ 118
Coverage ratio	3.50%	4.50%
Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 1	£ 3
Allowance account for credit losses of financial assets		£ 0
ECL	£ 0
Coverage ratio	0.00%	0.00%
Stage 3
Disclosure of credit risk exposure [line items]
Exposure	£ 3,080	£ 2,735
Total ECL	£ 362	£ 320
Coverage ratio	11.80%	11.70%
Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 745	£ 572
On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	269,530	280,972
Allowance account for credit losses of financial assets		£ 933
ECL	£ 916
Coverage ratio	0.30%	0.30%
On-balance sheet | Customer loans
Disclosure of credit risk exposure [line items]
Exposure	£ 206,700	£ 219,700
On-balance sheet | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Exposure	1,200	1,100
On-balance sheet | Sovereign assets measured at amortized cost
Disclosure of credit risk exposure [line items]
Exposure	12,600	7,500
On-balance sheet | Financial assets measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Exposure	8,500	6,000
On-balance sheet | Cash and balances at central banks
Disclosure of credit risk exposure [line items]
Exposure	40,500	46,600
On-balance sheet | Retail and Business Banking
Disclosure of credit risk exposure [line items]
Exposure	182,267	194,661
Allowance account for credit losses of financial assets		£ 504
ECL	£ 501
Coverage ratio	0.30%	0.30%
On-balance sheet | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	£ 175,239	£ 187,141
Allowance account for credit losses of financial assets		£ 250
ECL	£ 241
Coverage ratio	0.10%	0.10%
On-balance sheet | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 2,674	£ 2,558
Allowance account for credit losses of financial assets		£ 120
ECL	£ 130
Coverage ratio	4.90%	4.70%
On-balance sheet | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 4,354	£ 4,962
Allowance account for credit losses of financial assets		£ 134
ECL	£ 130
Coverage ratio	3.00%	2.70%
On-balance sheet | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 5,228	£ 5,384
Allowance account for credit losses of financial assets		£ 67
ECL	£ 70
Coverage ratio	1.30%	1.20%
On-balance sheet | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 17,939	£ 18,518
Allowance account for credit losses of financial assets		£ 362
ECL	£ 345
Coverage ratio	1.90%	2.00%
On-balance sheet | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 64,096	£ 62,409
Allowance account for credit losses of financial assets		£ 0
ECL	£ 0
Coverage ratio	0.00%	0.00%
On-balance sheet | Stage 1
Disclosure of credit risk exposure [line items]
Exposure	£ 243,656	£ 259,950
Allowance account for credit losses of financial assets		£ 145
ECL	£ 142
Coverage ratio	0.10%	0.10%
On-balance sheet | Stage 1 | Retail and Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 160,870	£ 178,033
Allowance account for credit losses of financial assets		£ 57
ECL	£ 57
Coverage ratio	0.00%	0.00%
On-balance sheet | Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	£ 155,063	£ 171,733
Allowance account for credit losses of financial assets		£ 24
ECL	£ 22
Coverage ratio	0.00%	0.00%
On-balance sheet | Stage 1 | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 2,283	£ 2,192
Allowance account for credit losses of financial assets		£ 14
ECL	£ 17
Coverage ratio	0.80%	0.60%
On-balance sheet | Stage 1 | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 3,524	£ 4,108
Allowance account for credit losses of financial assets		£ 19
ECL	£ 18
Coverage ratio	0.50%	0.50%
On-balance sheet | Stage 1 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 4,870	£ 5,005
Allowance account for credit losses of financial assets		£ 19
ECL	£ 21
Coverage ratio	0.40%	0.40%
On-balance sheet | Stage 1 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 13,822	£ 14,507
Allowance account for credit losses of financial assets		£ 69
ECL	£ 64
Coverage ratio	0.50%	0.50%
On-balance sheet | Stage 1 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 64,094	£ 62,405
Allowance account for credit losses of financial assets		£ 0
ECL	£ 0
Coverage ratio	0.00%	0.00%
On-balance sheet | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	£ 22,899	£ 18,380
Allowance account for credit losses of financial assets		£ 477
ECL	£ 422
Coverage ratio	1.80%	2.60%
On-balance sheet | Stage 2 | Retail and Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 19,150	£ 14,551
Allowance account for credit losses of financial assets		£ 295
ECL	£ 274
Coverage ratio	1.40%	2.00%
On-balance sheet | Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	£ 18,160	£ 13,576
Allowance account for credit losses of financial assets		£ 131
ECL	£ 110
Coverage ratio	0.60%	1.00%
On-balance sheet | Stage 2 | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 345	£ 329
Allowance account for credit losses of financial assets		£ 85
ECL	£ 87
Coverage ratio	25.20%	25.80%
On-balance sheet | Stage 2 | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 645	£ 646
Allowance account for credit losses of financial assets		£ 79
ECL	£ 77
Coverage ratio	11.90%	12.20%
On-balance sheet | Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 330	£ 350
Allowance account for credit losses of financial assets		£ 27
ECL	£ 30
Coverage ratio	9.00%	7.70%
On-balance sheet | Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 3,418	£ 3,476
Allowance account for credit losses of financial assets		£ 155
ECL	£ 118
Coverage ratio	3.50%	4.50%
On-balance sheet | Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 1	£ 3
Allowance account for credit losses of financial assets		£ 0
ECL	£ 0
Coverage ratio	0.00%	0.00%
On-balance sheet | Stage 3
Disclosure of credit risk exposure [line items]
Exposure	£ 2,975	£ 2,642
Allowance account for credit losses of financial assets		£ 311
ECL	£ 352
Coverage ratio	11.80%	11.80%
On-balance sheet | Stage 3 | Retail and Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 2,247	£ 2,077
Allowance account for credit losses of financial assets		£ 152
ECL	£ 170
Coverage ratio	7.50%	7.30%
On-balance sheet | Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	£ 2,016	£ 1,832
Allowance account for credit losses of financial assets		£ 95
ECL	£ 109
Coverage ratio	5.40%	5.20%
On-balance sheet | Stage 3 | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 46	£ 37
Allowance account for credit losses of financial assets		£ 21
ECL	£ 26
Coverage ratio	57.70%	56.80%
On-balance sheet | Stage 3 | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 185	£ 208
Allowance account for credit losses of financial assets		£ 36
ECL	£ 35
Coverage ratio	18.80%	17.30%
On-balance sheet | Stage 3 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 28	£ 29
Allowance account for credit losses of financial assets		£ 21
ECL	£ 19
Coverage ratio	68.50%	72.40%
On-balance sheet | Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 699	£ 535
Allowance account for credit losses of financial assets		£ 138
ECL	£ 163
Coverage ratio	23.40%	25.80%
On-balance sheet | Stage 3 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 1	£ 1
Allowance account for credit losses of financial assets		£ 0
ECL	£ 0
Coverage ratio	10.00%	0.00%
Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	£ 31,439	£ 31,858
Provision	£ 78	£ 74
Coverage ratio	0.20%	0.20%
Off-balance sheet | Retail and Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 22,090	£ 21,722
Provision	£ 43	£ 42
Coverage ratio	0.20%	0.20%
Off-balance sheet | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	£ 8,329	£ 8,029
Provision	£ 3	£ 3
Coverage ratio	0.00%	0.00%
Off-balance sheet | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 10,442	£ 10,288
Provision	£ 10	£ 10
Coverage ratio	0.10%	0.10%
Off-balance sheet | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 3,319	£ 3,405
Provision	£ 30	£ 29
Coverage ratio	0.90%	0.90%
Off-balance sheet | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 356
Provision	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Off-balance sheet | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 9,338	£ 9,780
Provision	£ 35	£ 32
Coverage ratio	0.40%	0.30%
Off-balance sheet | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 11	£ 0
Provision	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Off-balance sheet | Stage 1
Disclosure of credit risk exposure [line items]
Exposure	£ 30,354	£ 30,863
Provision	£ 28	£ 26
Coverage ratio	0.10%	0.10%
Off-balance sheet | Stage 1 | Retail and Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 21,598	£ 21,176
Provision	£ 16	£ 12
Coverage ratio	0.10%	0.10%
Off-balance sheet | Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	£ 8,189	£ 7,899
Provision	£ 2	£ 2
Coverage ratio	0.00%	0.00%
Off-balance sheet | Stage 1 | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 10,295	£ 10,137
Provision	£ 4	£ 3
Coverage ratio	0.00%	0.00%
Off-balance sheet | Stage 1 | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 3,114	£ 3,140
Provision	£ 10	£ 7
Coverage ratio	0.30%	0.20%
Off-balance sheet | Stage 1 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 356
Provision	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Off-balance sheet | Stage 1 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 8,745	£ 9,331
Provision	£ 12	£ 14
Coverage ratio	0.10%	0.20%
Off-balance sheet | Stage 1 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 11	£ 0
Provision	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Off-balance sheet | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	£ 980	£ 902
Provision	£ 40	£ 39
Coverage ratio	4.10%	4.30%
Off-balance sheet | Stage 2 | Retail and Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 433	£ 490
Provision	£ 26	£ 28
Coverage ratio	6.00%	5.70%
Off-balance sheet | Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	£ 120	£ 109
Provision	£ 1	£ 1
Coverage ratio	1.10%	0.90%
Off-balance sheet | Stage 2 | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 114	£ 122
Provision	£ 6	£ 6
Coverage ratio	5.00%	4.90%
Off-balance sheet | Stage 2 | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 199	£ 259
Provision	£ 19	£ 21
Coverage ratio	9.60%	8.10%
Off-balance sheet | Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
Provision	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Off-balance sheet | Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 547	£ 412
Provision	£ 14	£ 11
Coverage ratio	2.50%	2.70%
Off-balance sheet | Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
Provision	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Off-balance sheet | Stage 3
Disclosure of credit risk exposure [line items]
Exposure	£ 105	£ 93
Provision	£ 10	£ 9
Coverage ratio	10.40%	9.70%
Off-balance sheet | Stage 3 | Retail and Business Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 59	£ 56
Provision	£ 1	£ 2
Coverage ratio	2.80%	3.60%
Off-balance sheet | Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	£ 20	£ 21
Provision	£ 0	£ 0
Coverage ratio	0.50%	0.00%
Off-balance sheet | Stage 3 | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 33	£ 29
Provision	£ 0	£ 1
Coverage ratio	1.90%	3.40%
Off-balance sheet | Stage 3 | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 6	£ 6
Provision	£ 1	£ 1
Coverage ratio	18.00%	16.70%
Off-balance sheet | Stage 3 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
Provision	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Off-balance sheet | Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 46	£ 37
Provision	£ 9	£ 7
Coverage ratio	20.20%	18.90%
Off-balance sheet | Stage 3 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
Provision	£ 0	£ 0
Coverage ratio	0.00%	0.00%